Note 16 - Regulatory Restrictions (Details Textual) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reserves Required by Federal Reserve Bank	$ 16.5	$ 17.3
Percent of Common Stock		10.00%
Amount Available for Payment of Dividends	$ 20.5